UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one): [ ] is a restatement
                                 [ ] Add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Charlemagne Capital Limited
Address:     St. Mary's Court, 20 Hill Street, Douglas,
             Isle of Man, IM1 1EU British Isles

Form 13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Jane Bates
Title: Managing Director
Phone: +44 1624 640200


Signature, Place and Date of Signing:

/S/ Jane Bates               British Isles     November 14, 2011
--------------               -------------     -----------------
(Signature)                  (City, State)     (Date)



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Report Type (Check only one)
----------------------------

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: US$ 116,071 (thousands)


List of Other Included Managers:

No.          Form 13F File Number          Name

1.           028-11145                     Charlemagne Capital (IOM) Limited


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- -----------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ------
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD     20441W203    2,813    91,782 SH       DEFINED    1           91,782
AMERICA MOVIL ADR            SPON ADR L SHS   02364W105    4,735   214,560 SH       DEFINED    1          214,560
BANCO BRADESCO S A           SP ADR PFD NEW   059460303      600    40,636 SH       DEFINED    1           40,636
CREDICORP LTD                COM              G2519Y108      888     9,656 SH       DEFINED    1            9,656
CTC MEDIA                    COM              12642X106      359    40,382 SH       DEFINED    1           40,382
CTC MEDIA                    COM              12642X106    2,674   300,492 SH       SOLE       NONE       300,492
ENERSIS S A                  SPONSORED ADR    29274F104    1,020    60,280 SH       DEFINED    1           60,280
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS   344419106    2,491    38,420 SH       DEFINED    1           38,420
GERDAU S A                   SPONSORED ADR    373737105    1,835   257,600 SH       DEFINED    1          257,600
GRUPO TELEVISA SA DE CV      SP ADR REP ORD   40049J206    1,619    88,043 SH       DEFINED    1           88,043
ISHARES TR                   MSCI EMERG MKT   464287234   12,862   366,441 SH       DEFINED    1          366,441
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106   26,271 1,693,247 SH       DEFINED    1        1,693,247
MECHEL OAO                   SPON ADR PFD     583840509    1,621   413,513 SH       SOLE       NONE       413,513
MECHEL OAO                   SPON ADR PFD     583840509      313    79,886 SH       DEFINED    1           80,886
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101    6,622   319,444 SH       DEFINED    1          319,444
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408    1,825    81,295 SH       DEFINED    1           81,295
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT   05967A107      537    73,400 SH       DEFINED    1           73,400
BANCO SANTANDER CHILE NEW    SP ADR REP COM   05965X109    1,223    16,670 SH       DEFINED    1           16,670
VALE S A                     ADR REPSTG PFD   91912E204   37,853 1,805,100 SH       DEFINED    1        1,805,100
YAMANA GOLD INC              COM              98462Y100    7,910   578,830 SH       DEFINED    1          578,830
                                                         116,071

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